Valuation And Qualifying Accounts And Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 2.6		$ 4.1		$ 5.5
Charged to Consolidated Statements of Operations	1.0		1.3
Charged to Other Accounts			1.0
Deductions/Other	(0.8)		(3.8)		(1.4)
Balance at End of Period	2.8		2.6		4.1
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	0.5		0.5		1.0
Charged to Consolidated Statements of Operations
Charged to Other Accounts
Deductions/Other	(0.2)				(0.5)
Balance at End of Period	0.3		0.5		0.5
Environmental [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1.9		1.1		1.9
Charged to Consolidated Statements of Operations	0.4		1.0
Charged to Other Accounts
Deductions/Other	(0.3)		(0.2)		(0.8)
Balance at End of Period	2.0		1.9		1.1
Litigation [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	0.2		2.4		2.5
Charged to Consolidated Statements of Operations	0.1		0.3
Charged to Other Accounts
Deductions/Other	(0.3)		(2.5)		(0.1)
Balance at End of Period			0.2		2.4
Reserve Other [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period		[1]	0.1	[1]	0.1	[1]
Charged to Consolidated Statements of Operations	0.5	[1]		[1]		[1]
Charged to Other Accounts		[1]	1.0	[1]		[1]
Deductions/Other		[1]	(1.1)	[1]		[1]
Balance at End of Period	$ 0.5	[1]		[1]	$ 0.1	[1]

[1]	Principally consists of reserves against other long-term assets, which are included in other long-term assets, and other contingency liabilities, which are included in other current liabilities, and the recognition and re-measurement of the fair value of contingent consideration.